Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Common stock, Class L, par value	$ 0.001	$ 0.001
Common stock, Class L, authorized	1,500,000	1,500,000
Common stock, Class L, issued	1,327,115	1,318,970
Common stock, Class L, outstanding	1,327,115	1,317,581
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	14,500,000	14,500,000
Common stock, issued	6,062,653	6,024,395
Common stock, outstanding	6,062,653	6,018,051
Treasury stock, shares		6,344